Condensed Financial Information of the Parent Company (Details) - Schedule of comprehensive loss - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Comprehensive Loss [Abstract]
Loss from equity method investments	¥ (18,396)	¥ (32,350)	¥ (12,618)
Operating expenses	(69,220)	(6,483)	(4,009)
Net loss	(87,616)	(38,833)	(16,627)
Foreign currency translation difference	2,445	(377)	1,868
Comprehensive loss	¥ (85,171)	¥ (39,210)	¥ (14,759)